FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 4	$ 11
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	2	3
Greater than 61 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 2	$ 8